UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-1548


                           Armstrong Associates, Inc.
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               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ARMSTRONG ASSOCIATES, INC.

SCHEDULE OF INVESTMENTS MARCH 31, 2005

Shares     Industry & Issue                                     Market Value

           AEROSPACE                             4.2%

   5,000   The Boeing  Company                                     $292,300
   4,000   United Technologies Corporation                         $406,640

           BROADCASTING,  MEDIA & ADVERTISING    7.9%

   6,000   Clear Channel Communication                             $206,820
   5,000   Omnicom Corporation                                     $442,600
  13,000   Spanish Broadcasting                                    $133,380
  30,000   Time Warner, Inc.                                       $526,500

           BUSINESS SERVICES                     3.6%

  10,500   Iron Mountain                                           $302,820
   9,000   Staples, Inc                                            $282,870

           CHEMICAL PRODUCTS AND RELATED         9.1%

  15,000   Avery Dennison Corporation                              $928,950
  12,000   Praxair,  Inc                                           $574,320

           COMMUNICATIONS AND RELATED            3.2%

  24,000   Corning, Inc                                            $267,120
   3,500   United Parcel Service                                   $254,590

           COMPUTER, SOFTWARE & RELATED         13.1%

  10,000   Cisco                                                   $178,900
   8,000   Dell Computer                                           $307,360
  10,000   Intel Corporation                                       $232,300
   6,000   Intuit, Inc.                                            $262,620
  48,000   Oracle Systems Corporation                              $599,040
  10,000   Microsoft, Inc.                                         $241,700
   5,000   UTI Worldwide                                           $347,250

           CONSUMER PRODUCTS                    10.7%

   6,000   Amazon.Com, Inc.                                        $205,620
   7,232   The Gillette Company                                    $364,348
   6,000   Kimberly Clark Corporation                              $394,380
  16,000   Wal-Mart Stores, Inc                                    $801,760

           ENVIRONMENTAL SERVICES                5.9%

   7,000   Pentair, Inc                                            $273,000
  12,000   Waste Connection                                        $415,680
  10,000   Waste Management, Inc                                   $288,500

           FINANCIAL & RELATED                   2.1%

   8,000   Bank of America Corporation                             $352,800

           FOOD AND  BEVERAGES                   6.4%

  20,000   Pepsico, Inc                                          $1,060,600

           LEISURE TIME                          2.2%

   8,000   Royal Caribbean Cruises, Ltd                            $357,520

           MEDICAL AND RELATED                  15.9%

  20,000   Abbott Laboratories                                     $932,400
   6,000   AMGEN, Inc                                              $349,260
  20,000   Medtronics, Inc                                       $1,019,000
  12,284   Pfizer, Inc                                             $322,700

           OIL & GAS RELATED                     1.4%

   5,500   Halliburton                                             $237,875

           RESTAURANTS                           3.1%

  14,000   Brinker International                                   $507,080

           CASH, SHORT TERM DEBT AND
           RECEIVABLES LESS LIABILITIES         11.1%            $1,826,853

           Total Net Assets                    100.0%           $16,497,456

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.


/s/ C. K. Lawson
--------------------------
    C. K. Lawson
    President (CEO) and
    Treasurer (CFO),
    Armstrong Associates, Inc.

Date: May 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ C. K. Lawson
--------------------------
    C. K. Lawson
    President (CEO) and
    Treasurer (CFO),
    Armstrong Associates, Inc.

Date: May 4, 2005